The Company and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor	For each significant customer, revenue as a percentage of total revenue and accounts receivable as a percentage of total accounts receivable are as follows:

			Revenue
	Accounts Receivable		Year Ended December 31,
	December 31, 2024	December 31, 2023	2024	2023
Customers:
Customer A	13%	*	70%	*
Customer B	*	*	19%	*
Customer C	12%	*	*	*
Customer D, related party	*	*	*	20%
Customer E	*	*	*	12%
Customer F	*	100%	*	*
Customer G	*	*	*	49%
Customer H	*	*	*	10%
Customer I	62%	*	*	*
	87%	100%	89%	91%
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*Total less than 10% for the period.
For each significant customer, revenue as a percentage of total revenue and accounts receivable as a percentage of total accounts receivable were as follows:

			Revenue
	Accounts Receivable, Net		Three Months Ended June 30,		Six Months Ended June 30,
	June 30, 2025	December 31, 2024	2025	2024	2025	2024
Customers:
Customer A	99%	13%	99%	75%	98%	56%
Customer B	*	*	*	*	*	30%
Customer C	*	12%	*	24%	*	13%
Customer D	*	62%	*	*	*	*
	99%	87%	99%	99%	98%	99%
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*Total less than 10% for the period.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following securities were excluded from the calculation of net loss per share because the inclusion would be anti-dilutive as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Common stock warrants (1)(2)	9,421,526	140,688
Potential shares from Pre-Paid Advance (2)	5,663,743	—
Merger consideration earnout shares (2)	2,000,000	—
Potential shares from Cable Car Loan (2)	250,000	—
Potential shares from convertible notes (1)(2)	84,400	236,871
Contingently issuable shares to GigCapital5 stockholders (1)(2)	—	437,964
Options outstanding (1)(2)	739,645	416,603
	18,159,314	1,232,126
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(1)Amounts as of December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).
(2)Amounts and per share amounts as of December 31, 2024 and 2023 for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
The following securities were excluded from the calculation of net loss per share because the inclusion would be anti-dilutive as of June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024
Common stock warrants (1)	35,346,953	7,963,212
Potential shares from Pre-Paid Advance (1)	—	3,875,446
Merger consideration earnout shares (1)	2,000,000	3,000,000
Potential shares from Cable Car Note (1)	—	250,000
Potential shares from convertible notes (1)	86,351	82,417
Options outstanding (1)	1,106,978	—
	38,540,282	15,171,075
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(1)Amounts as of June 30, 2025 and 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.